SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (525)
Changes in other comprehensive income (loss) before reclassifications	914
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	671	$ 242	$ (803)
Balance	146	(525)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(846)
Changes in other comprehensive income (loss) before reclassifications	723
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	520
Balance	(326)	(846)
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	321
Changes in other comprehensive income (loss) before reclassifications	191
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	151
Balance	472	$ 321
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(5)
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(5)
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(198)
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(198)
Operating expenses [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(40)
Financial income, net [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	$ (40)